As filed with the Securities and Exchange Commission on October 29, 2001

                                                              File No. 333-31320
                                                                       811-03488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------
                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
       Pre-Effective Amendment No.                                           |_|
       Post-Effective Amendment No. 4                                        |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 5
                                                                             |X|
                        (Check appropriate box or boxes.)

                             ----------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (fka, Phoenix Home Life Variable Accumulation Account)

                           (Exact Name of Registrant)


                         PHOENIX LIFE INSURANCE COMPANY
                (fka, Phoenix Home Life Mutual Insurance Company)

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------

                                  Dona D. Young
                   Phoenix Home Life Mutual Insurance Company
                          One American Row, PO Box 5056
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------
                                    Copy to:


                             Richard J. Wirth, Esq.
                   Phoenix Home Life Mutual Insurance Company
                          One American Row, PO Box 5056
                             Hartford, CT 06102-5056

                             ----------------------

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
| | on October 29, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                      Parts A & B are hereby incorporated
                         by reference to Post-Effective
                           Amendment No. 3, filed via
                           Edgar on October 29, 2001.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements
               Consolidated financial information is included in Part A. The financial statements are included in Part B.
         (b)   Exhibits
               (1) Resolution of Board of Directors Establishing Separate Account filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999, Registration
                       No. 2-78020 and is incorporated herein by reference.
               (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 is incorporated herein by reference.
               (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 and filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, Registration No. 2-78020 is incorporated herein by reference.
                  (b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 is incorporated herein by reference.
               (4)     Form of Contract (Retirement Planner's Edge).
               (5)     Form of Application (Retirement Planner's Edge).
               (6) Charter and by-laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992, Registration No. 2-78020 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, Registration No. 2-78020 are incorporated herein by reference.
               (7)     Not Applicable.
               (8)     Not Applicable.

               (9) Written Opinion and Consent of Richard J. Wirth, Esq., filed via Edgar with Post-Effective Amendment No. 3 on October 29, 2001.
               (10) Written Consent of PricewaterhouseCoopers LLP, filed via Edgar with Post-Effective Amendment No. 3 on October 29, 2001.

               (11)    Not Applicable.
               (12)    Not Applicable.
               (13)(a) Explanation of Yield and Effective Yield Calculation
                       filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996, Registration No. 2-78020 and is incorporated herein by reference.
                   (b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996, Registration No. 2-78020 and is incorporated herein by reference.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           NAME                              POSITIONS WITH DEPOSITOR
           ----                              ------------------------

           DIRECTORS
           Sal H. Alfiero                    Chairman and Chief Executive Officer
                                             Protective Industries LLC
                                             Buffalo, NY
                                             Various positions with Mark IV Industries

           J. Carter Bacot                   Director (retired Chairman and Chief
                                             Executive Officer)
                                             The Bank of New York
                                             New York, NY

           Peter C. Browning                 Chairman of the Board
                                             NUCOR
                                             Charlotte, NC
                                             Various positions with Sunoco Products
                                             Company

           Arthur P. Byrne                   President, Chief Executive Officer and
                                             Chairman
                                             The Wiremold Company
                                             West Hartford, CT
                                             Various positions with The Wiremold Company

           Sanford Cloud, Jr.                President and Chief Executive Officer,
                                             The National Conference for Community

           Richard N. Cooper                 Mauritus C. Boas Professor
                                             Center for International Affairs
                                             Harvard University
                                             Cambridge, MA
                                             Formerly Chairman of Central Intelligence
                                             Agency;
                                             Professor, Harvard University

           Gordon J. Davis, Esq.             President
                                             Lincoln Center for Performing Arts
                                             New York, NY
                                             Formerly Partner of LeBoeuf, Lamb, Greene & MacRae

           Robert W. Fiondella*              Chairman and Chief Executive Officer
                                             Phoenix Life Insurance Company
                                             Hartford, CT
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           John E. Haire                     President
                                             The Fortune Group
                                             New York, NY
                                             Executive Vice President, Time, Inc.
                                             Formerly Publisher, Time Magazine


           NAME                              POSITIONS WITH DEPOSITOR
           ----                              ------------------------

           Jerry J. Jasinowski               President
                                             National Association of Manufacturers
                                             Washington, D.C.
                                             Various positions with National
                                             Association of Manufacturers

           Thomas S. Johnson                 Chairman and Chief Executive Officer
                                             Greenpoint Financial Corporation
                                             New York, NY

           John W. Johnstone                 Retired.
                                             Formerly Chairman and Chief Executive
                                             Officer, Olin Corporation

           Marilyn E. LaMarche               Limited Managing Director
                                             Lazard Freres & Co. LLC
                                             New York, NY
                                             Various positions with Lazard Freres & Co. LLC

           Philip R. McLoughlin**            Executive Vice President and Chief
                                             Investment Officer
                                             Phoenix Life Insurance Company
                                             Hartford, CT
                                             Various positions with Phoenix Life Insurance Company
                                             and its various subsidiaries

           Robert F. Vizza                   President
                                             Dolan Foundations
                                             Woodbury, NY
                                             Formerly President, Lustgarten Pancreatic
                                             Cancer Research Foundation and the Dolan
                                             Foundations; President and Chief Executive
                                             Officer, St. Francis Hospital

           Robert G. Wilson                  Retired.  Consultant for thePit.com;
                                             Consultant for Logistics.com and
                                             LendingTree.com

           Dona D. Young*                    President and Chief Operating Officer
                                             Phoenix Life Insurance Company
                                             Hartford, CT
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           NAME                              POSITIONS WITH DEPOSITOR
           ----                              ------------------------
           EXECUTIVE OFFICERS

           Carl T. Chadburn*                 Executive Vice President
                                             Executive Vice President, The Phoenix
                                             Companies, Inc.
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           Robert W. Fiondella*              Chairman and Chief Executive Officer
                                             Chairperson and Chief Executive Officer,
                                             The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           Philip R. McLoughlin**            Executive Vice President
                                             Executive Vice President and Chief
                                             Investment Officer,
                                             The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           David W. Searfoss*                Executive Vice President
                                             Executive Vice President and Chief
                                             Financial Officer,
                                             The Phoenix Companies, Inc.
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           Simon Y. Tan*                     Executive Vice President
                                             Executive Vice President, The Phoenix
                                             Companies, Inc.
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           Dona D. Young*                    President and Chief Operating Officer
                                             Various positions with The Phoenix
                                             Companies, Inc.
                                             Various positions with Phoenix Life
                                             Insurance Company
                                             and its various subsidiaries

           *     The principal business address of this individual is One
                 American Row, Hartford, Connecticut 06115.
           **    The principal business address of this individual is 56
                 Prospect Street, Hartford, Connecticut 06115.
           ***   The principal business address of this individual is 38 Prospect Street, Hartford, Connecticut 06115.

ITEM 26. NOT APPLICABLE

ITEM 27. NUMBER OF CONTRACTOWNERS

     On September 30, 2001, there were _10_ Contract owners.

ITEM 28. INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI Section 6.1 of the by-laws of the Phoenix Life Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the
Company...."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus Version A.)

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Officers of PEPCO

                NAME AND PRINCIPAL                                     POSITIONS AND OFFICES
                BUSINESS ADDRESS                                       WITH UNDERWRITER
                ----------------                                       ----------------
                Michael E. Haylon*                                     Director
                Philip R. McLoughlin*                                  Director and Chairman
                William R. Moyer*                                      Director, Executive Vice President
                                                                       and Chief Financial Officer and Treasurer
                Stephen D. Gresham**                                   Executive Vice President, Chief Sales and Marketing Officer
                John F. Sharry*                                        President, Retail Distribution

                ------------
                * The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115.
                ** The principal business address of this individual is 101 Munson St., PO Box 810, Greenfield, MA 01302-0810.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                       NET UNDERWRITING
PRINCIPAL                     DISCOUNTS AND                         COMPENSATION             BROKERAGE
UNDERWRITER                   COMMISSIONS                           ON REDEMPTION            COMMISSIONS            COMPENSATION
-----------                   -----------                           -------------            -----------            ------------
PEPCO                               $0                                   $-0-                    $-0-                   $-0-

                 PEPCO received no other out-of-pocket compensation from Phoenix Life.

       2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)

          (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Officers of WSG

                NAME AND PRINCIPAL                        POSITIONS AND OFFICES
                BUSINESS ADDRESS                          WITH UNDERWRITER
                ----------------                          ----------------
                Philip R. McLoughlin***                   Director
                Robert E. Primmer****                     Director
                David W. Searfoss*                        Director
                Joseph E. Kelleher*                       Director, President
                Dona D. Young*                            Director
                Barry D. Boyle**                          Vice President and Chief Marketing Officer
                Laura E. Miller**                         Senior Vice President, Chief Financial Officer and Treasurer

                ----------------
                * Principal business address of this individual is One American Row, Hartford, CT.
                ** Principal business address of this individual is 3131 Camino del Rio, North Suite 400, San Diego, CA.
                *** Principal business address of this individual is 56 Prospect Street, Hartford, CT.
                **** Principal business address of this individual is 38 Prospect St., Hartford, CT.

           (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Home Life Mutual Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of October, 2001.

                                      PHOENIX LIFE INSURANCE COMPANY

                                      By:  *Robert W. Fiondella
                                           --------------------------------
                                      Robert W. Fiondella
                                      Chief Executive Officer

                                      PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                                      By: *Robert W. Fiondella
                                          ---------------------------------
                                      Robert W. Fiondella
                                      Chief Executive Officer
                                      of Phoenix Life Insurance Company

    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 29th day of October, 2001.

           Signature                              Title
           ---------                              -----

____________________________________              Director
*Sal H. Alfiero


____________________________________              Director
*J. Carter Bacot


____________________________________              Director
 Peter C. Browning

____________________________________              Director
*Arthur P. Byrne

____________________________________              Director
 Sanford Cloud, Jr.

____________________________________              Director
*Richard N. Cooper

____________________________________              Director
*Gordon J. Davis

____________________________________              Chairman of the Board and
*Robert W. Fiondella                              Chief Executive Officer
                                                  (Principal Executive Officer)

____________________________________              Director
*John E. Haire

           Signature                              Title
           ---------                              -----

____________________________________              Director
*Jerry J. Jasinowski

___________________________________              Director
*Thomas S. Johnson

____________________________________              Director
*John W. Johnstone

____________________________________              Director
*Marilyn E. LaMarche

____________________________________              Director, Executive Vice
*Philip R. McLoughlin                             President and Chief
                                                  Investment Officer

____________________________________              Director
*Robert F. Vizza

____________________________________              Director
*Robert G. Wilson

____________________________________              Director, President and
*Dona D. Young                                    Chief Operating Officer


By:  /s/ Dona D. Young
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.


                                      S-2